11. INTANGIBLE ASSETS (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	$ 2,380	$ 965
Increase for subsidiries acquisition	0	1,297	[1]
Reversal of impairment	96	0
Increase	0	118
Decrease	(54)	0
Reclassification to assets held for sale	(531)	0
Intangible assets, ending	1,891	2,380
Concession agreements
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	951
Increase for subsidiries acquisition	0
Reversal of impairment	96
Increase	0
Decrease	0
Reclassification to assets held for sale	0
Intangible assets, ending	1,047	951
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	999
Increase for subsidiries acquisition	0
Reversal of impairment	0
Increase	0
Decrease	0
Reclassification to assets held for sale	(311)
Intangible assets, ending	688	999
Intangibles identified in acquisitions of companies
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	416
Increase for subsidiries acquisition	0
Reversal of impairment	0
Increase	0
Decrease	(54)
Reclassification to assets held for sale	(206)
Intangible assets, ending	156	416
Others
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	14
Increase for subsidiries acquisition	0
Reversal of impairment	0
Increase	0
Decrease	0
Reclassification to assets held for sale	(14)
Intangible assets, ending	$ 0	$ 14

[1]	Includes the increase of intangible assets related to the purchase of PPSL in the amount of $ 1,218 million.